LOANS - PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021		Jun. 30, 2020
Debt Instrument [Line Items]
Notes Payable, Current	$ 35,090		$ 35,090		$ 15,094	[1]	$ 13,196
Notes Payable, Noncurrent	491,390		491,390		379,804	[1]	359,845
Interest Expense, Debt					16,078		$ 15,986
Finance Lease, Liability	149,286		149,286		$ 0
Solar Energy Lease [Member] | Gourmet Foods [Member]
Debt Instrument [Line Items]
Finance Lease, Liability, Current	20,090		20,090
Finance Lease, Liability, Noncurrent	129,196		129,196
Note Payable On Office Land And Building [Member]
Debt Instrument [Line Items]
Notes Payable	377,193		377,193
Notes Payable, Current	14,999		14,999
Notes Payable, Noncurrent	362,194		362,194
Interest Expense, Debt	$ 4,026	$ 4,013	$ 8,014	$ 7,977

[1]	Derived from audited financial statements